Expenses by nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [Line Items]
Raw materials used	₩ 17,084,029	₩ 19,537,928	₩ 15,924,707
Salaries	4,609,976	4,236,623	4,214,974
Retirement benefits expense	809,739	440,612	468,946
Welfare and benefit expense	563,945	596,572	723,144
Insurance expense	106,129	106,057	106,091
Depreciation	10,966,756	9,898,386	9,652,219
Amortization of intangible assets	156,915	118,938	113,672
Bad debt expense	(12,719)	39,784	126,714
Commission	1,011,710	1,189,284	1,143,435
Advertising expense	44,305	40,313	125,436
Training expense	24,077	20,373	21,389
Vehicle maintenance expense	17,177	17,957	17,466
Publishing expense	6,837	6,837	7,920
Business promotion expense	7,019	6,645	8,673
Rental expense	216,918	213,983	186,889
Telecommunication expense	19,485	106,073	98,872
Transportation expense	5,420	5,223	9,640
Taxes and dues	540,350	486,741	486,038
Expendable supplies expense	39,681	38,010	39,725
Water, light and heating expense	44,245	47,269	40,695
Repairs and maintenance expense	2,298,854	2,219,248	2,111,420
Ordinary development expense	735,715	723,888	721,437
Travel expense	84,233	81,427	85,673
Clothing expense	16,908	14,476	13,395
Survey and analysis expense	4,797	4,634	4,359
Membership fee	13,699	12,606	9,604
Power purchase	18,269,732	18,307,289	14,264,331
Disclosure - Other selling and administrative expenses
Accommodation development expenses	53,945	52,822	55,799
Miscellaneous wages	39,794	32,447	32,300
Litigation and filing expenses	21,768	12,853	11,881
Compensation for damages	(1,924)	19,193	12,297
Outsourcing expenses	3,293	3,036	2,647
Reward expenses	2,858	2,713	2,786
Overseas market development expenses	1,997	1,361	1,876
Others	28,775	23,772	35,123
Others	2,763,479	2,318,435	4,134,846
General and administrative expenses	2,669,576	2,627,890	2,762,855
Cost of sales	57,779,835	58,207,721	52,098,855
Total expenses, by nature	60,449,411	60,835,611	54,861,710
Selling and administrative expense
Expenses by nature [Line Items]
Raw materials used	0	0	0
Salaries	775,204	757,819	735,383
Retirement benefits expense	157,272	65,107	71,094
Welfare and benefit expense	120,463	132,089	179,406
Insurance expense	12,427	12,181	15,414
Depreciation	232,510	214,499	190,245
Amortization of intangible assets	76,547	54,153	44,990
Bad debt expense	(12,719)	39,784	126,714
Commission	632,849	714,096	673,740
Advertising expense	34,453	30,894	114,519
Training expense	7,174	6,277	7,027
Vehicle maintenance expense	9,525	10,148	9,998
Publishing expense	3,414	3,307	3,672
Business promotion expense	3,038	2,785	3,700
Rental expense	40,505	42,851	38,380
Telecommunication expense	8,451	23,505	24,916
Transportation expense	865	686	495
Taxes and dues	58,666	46,424	48,395
Expendable supplies expense	6,682	6,166	7,731
Water, light and heating expense	11,867	12,629	10,545
Repairs and maintenance expense	88,576	62,580	63,477
Ordinary development expense	224,463	215,494	211,417
Travel expense	15,652	14,363	16,658
Clothing expense	9,369	10,108	8,410
Survey and analysis expense	848	705	698
Membership fee	969	1,043	1,122
Power purchase	0	0	0
Disclosure - Other selling and administrative expenses
Accommodation development expenses	53,945	52,822	55,799
Miscellaneous wages	39,794	32,447	32,300
Litigation and filing expenses	21,768	12,853	11,881
Compensation for damages	(1,924)	19,193	12,297
Outsourcing expenses	3,293	3,036	2,647
Reward expenses	2,858	2,713	2,786
Overseas market development expenses	1,997	1,361	1,876
Others	28,775	23,772	35,123
Others	150,506	148,197	154,709
General and administrative expenses	2,669,576	2,627,890	2,762,855
Total expenses, by nature	2,669,576	2,627,890	2,762,855
Cost of sales
Expenses by nature [Line Items]
Raw materials used	17,084,029	19,537,928	15,924,707
Salaries	3,834,772	3,478,804	3,479,591
Retirement benefits expense	652,467	375,505	397,852
Welfare and benefit expense	443,482	464,483	543,738
Insurance expense	93,702	93,876	90,677
Depreciation	10,734,246	9,683,887	9,461,974
Amortization of intangible assets	80,368	64,785	68,682
Bad debt expense	0	0	0
Commission	378,861	475,188	469,695
Advertising expense	9,852	9,419	10,917
Training expense	16,903	14,096	14,362
Vehicle maintenance expense	7,652	7,809	7,468
Publishing expense	3,423	3,530	4,248
Business promotion expense	3,981	3,860	4,973
Rental expense	176,413	171,132	148,509
Telecommunication expense	11,034	82,568	73,956
Transportation expense	4,555	4,537	9,145
Taxes and dues	481,684	440,317	437,643
Expendable supplies expense	32,999	31,844	31,994
Water, light and heating expense	32,378	34,640	30,150
Repairs and maintenance expense	2,210,278	2,156,668	2,047,943
Ordinary development expense	511,252	508,394	510,020
Travel expense	68,581	67,064	69,015
Clothing expense	7,539	4,368	4,985
Survey and analysis expense	3,949	3,929	3,661
Membership fee	12,730	11,563	8,482
Power purchase	18,269,732	18,307,289	14,264,331
Disclosure - Other selling and administrative expenses
Others	2,612,973	2,170,238	3,980,137
Cost of sales	57,779,835	58,207,721	52,098,855
Total expenses, by nature	₩ 57,779,835	₩ 58,207,721	₩ 52,098,855